Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	15,384,609
Proposed Maximum Offering Price per Unit	6.96
Maximum Aggregate Offering Price	$ 107,076,878.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,787.32
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's common stock, par value $0.0001 ("Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 15,384,609 shares of the Registrant's Common Stock held by certain securityholders that are registered for resale in this Registration Statement. The proposed maximum aggregate offering price (the "PMOPU") is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market on May 28, 2026, which was approximately $6.96 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, underlying warrants
Amount Registered | shares	15,384,609
Proposed Maximum Offering Price per Unit	6.96
Maximum Aggregate Offering Price	$ 107,076,878.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,787.32
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of the Common Stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 15,384,609 shares of Common Stock issuable by the Registrant upon the conversion of the 2026 PIPE Warrants (as defined in this Registration Statement). These shares are registered for resale in this Registration Statement. The PMOPU is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of Common Stock as reported on the Nasdaq Global Market on May 28, 2026, which was approximately $6.96 per share.